Document And Entity Information	Aug. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2023
Entity Registrant Name	HCW Biologics Inc.
Entity Central Index Key	0001828673
Entity Emerging Growth Company	true
Securities Act File Number	001-40591
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-5024477
Entity Address, Address Line One	2929 N. Commerce Parkway
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33025
City Area Code	954
Local Phone Number	842-2024
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HCWB
Security Exchange Name	NASDAQ